FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

1.  Name and addresss of issuer:

Smith Barney Inc.
Unit Trust Department
388 Greenwich Street, 23rd Fl.
New York, N.Y. 10013

2. Name of each series or class of fund for which this notice is filed:

Tax Exempt Securities Trust
California Trust - 140

3.  Investment Company Act File Number:
                            811-2560

    Securities Act File Number:
                            33-56189

4.  Last day of fiscal year for which this notice is filed:
                            December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                            [ ]

6.  Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6):

                            [Not Applicable]

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                            None

8. Number amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                            None

9. Number and aggregate sale price of securities sold during the fiscal year:

3,000 Units                $3,024,090.00

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registraion pursuant to rule 24f-2:

3,000 Units                $3,024,090.00

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                            None

12. Calculation of registration fee:

     (i)  Aggregate sale price of securities sold
     during the fiscal year in reliance on rule
     24f-2 (from item 10):                        $3,024,090.00

     (ii) Aggregate price of share issued in
     connection with dividend reinvestment plans
     (from Item 11, if applicable):               0.00

     (iii) Aggregate price of shares redeemed or
     repurchased during the fiscal year (if
     applicable):                                 1,008.03

     (iv) Aggregate price of shares redeemed or
     repurchased and previously applied as a
     reduction to filing fees pursuant to rule 24f-
     2 (if applicable):                           0.00

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (vi)] (if applicable): 3,023,081.97

     (vi) Multiplier prescribed by Section 6(b) of
     the Securities Act of 1933 or other applicable
     law or regulation (see Instruction C.6):            1/2900


     (vii) Fee due [line (i) or line (v) multiplied
     by line (vi)]:                               1,042.44

13. Check box of fees are being remitted to the Commissions's lockbox depository as describe in section 3a of the Commission's
Rules of Informal and Other Procedures (17 CFR 202.3a).

     [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

February 26, 1996

                        By Smith Barney Inc.


                        By /s/ Kevin Kopczynski
                              First Vice-President


Date:  February 27, 1996